Discontinued Operations (Comprehensive Income Information of Discontinued Operations) (Details) - USD ($) $ in Thousands			12 Months Ended
		Sep. 23, 2021	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Operating expenses:
Net income/(loss) from discontinued operations, net of tax			$ 0	$ 864,902		$ (91,793)
Sogou [Member]
Discontinued Operations [Line Items]
Revenues				407,607	[1]	924,664
Cost of revenues				274,408	[1]	722,614
Gross profit				133,199	[1]	202,050
Operating expenses:
Operating expenses				206,841	[1]	325,170
Operating loss				(73,642)	[1]	(123,120)
Interest income				2,377	[1]	2,807
Interest expense				(761)	[1]	0
Foreign currency exchange loss				(848)	[1]	(7,767)
Other income, net				81,655	[1]	38,633
Income/(loss) from discontinued operations before income tax expense				8,781	[1]	(89,447)
Income tax expense/(benefit)				(1,112)	[1]	2,346
Results of operations from discontinued operations, net of tax				9,893	[1]	(91,793)
Gain on disposal of discontinued operations		$ 855,000		855,009	[1]	0
Net income/(loss) from discontinued operations, net of tax				864,902	[1]	(91,793)
Sogou [Member] | Research and Development Expense [Member]
Operating expenses:
Operating expenses	[2]			141,506	[1]	193,376
Sogou [Member] | Sales and marketing [Member]
Operating expenses:
Operating expenses	[2]			53,481	[1]	102,523
Sogou [Member] | General and administrative [Member]
Operating expenses:
Operating expenses	[2]			$ 11,854	[1]	$ 29,271

[1]	Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.
[2]	Expenses generated from marketing services between the Sohu Group and Sogou, and leasing expenses generated from a building that Sohu leased to Sogou were not eliminated because those expenses continued after the disposal of the discontinued operations.